Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instruments with Off-Balance Sheet Risk (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	$ 141,578	$ 126,871
Forward commitments	1,500	1,000
1-4 Family [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	1,204	523
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	24,956	25,514
NonReal Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	1,288	13,095
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	25,875	7,586
Unused lines of Credit [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	86,714	79,136
Letter of Credit1 [Member]
Commitments to originate, fund or purchase loans:
Financial instrument whose contract amount represents credit risk	1,541	1,017
Forward Commitments [Member]
Commitments to originate, fund or purchase loans:
Forward commitments	$ 3,279	$ 2,025